FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:   (a)
                                         ------------
        or fiscal year:               (b) 12/31/2004
                                         ------------

Is this a transition report?  (Y or N)                        N
                                                           -------

Is this an amendment to a previous filing?  (Y or N)          N
                                                           -------

Those items or sub-items with a box "[/]" after the item should be completed only if the answer has changed from the previous filing of this form.

   1  A) Registrant Name:  GE Capital Life Separate Account II
      B) File Number:      811-08475
      C) Telephone Number: 804.281.6171

   2  A)  Street:  6620 West Broad Street, Bldg 2
      B)  City:  Richmond   C)  State:  VA   D)  Zip Code:  23230  Zip Ext.:
      E)  Foreign Country:                         Foreign Postal Code:

   3  Is this the first filing on this form by the Registrant?  (Y or N)     N
                                                                           -----

   4  Is this the last filing on this form by the Registrant?  (Y or N)      N
                                                                           -----

   5  Is Registrant a small business investment company (SBIC)?  (Y or N)    N
                                                                           -----
      [ If answer is "Y" (Yes), complete only items 89 through 110. ]

   6  Is Registrant a unit investment trust (UIT)?  (Y or N)
      [ If answer is "Y" (Yes) complete only items 111 through 132.]         Y
                                                                           -----


UNIT INVESTMENT TRUSTS

    111   A)  [/] Depositor Name:
          B)  [/] File Number (If any):
          C)  [/] City: State: Zip Code:          Zip Ext.:
              [/] Foreign Country:                Foreign Postal Code:

    112   A)  [/] Sponsor Name:
          B)  [/] File Number (If any):
          C)  [/] City: State: Zip Code:          Zip Ext.:
              [/] Foreign Country:                Foreign Postal Code:

    113   A)  [/] Trustee Name:
          B)  [/] City: State: Zip Code:          Zip Ext.:
              [/] Foreign Country:                Foreign Postal Code:

    114   A)  [/] Principal Underwriter Name:
          B)  [/] File Number (If any):
          C)  [/] City: State: Zip Code:          Zip Ext.:
              [/] Foreign Country:                Foreign Postal Code:

    115   A)  [/]  Independent Public Accountant Name: KPMG Peat Marwick
          B)  [/]  City: Richmond State: VA       Zip Code: 23219   Zip Ext.:
              [/]  Foreign Country:               Foreign Postal Code:

    116   Family of investment companies information:
          A)  [/] Is Registrant part of a family of investment
                  companies? (Y orN)
                                                                        --------
          B)  [/] Identify the family in 10 letters.
                                                                        --------
          (NOTE: In filing this form, use this identification consistently for all investment companies in the family. This designation is for purposes of this form only.)

    117   A)  [/] Is Registrant a separate account of an
                  insurance company?  (Y or N)
                                                                        --------
          If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?;

          B)  [/] Variable annuity contracts?  (Y or N)
                                                                        --------
          C)  [/] Schedule premium variable life contracts? (Y or N)
                                                                        --------
          D)  [/] Flexible premium variable life contracts? (Y or N)
                                                                        --------
          E)  [/] Other types of insurance products registered under the Securities Act of 1933? (Y or N)
                                                                        --------

    118   [ ] State the number of series existing at the end of
          the period that had securities registered under the
          Securities Act of 1933.                                           1
                                                                        --------

    119   [ ] State the number of new series for which
              registration statements under the Securities Act of
              1933 became effective during the period.                      0
                                                                        --------

    120   [ ] State the total value of the portfolio securities
              on the date of deposit for the new series included
              in item 119 ($000's omitted).                               N/A
                                                                        --------

    121   [ ] State the number of series for which a current
              prospectus was in existence at the end of the
              period.                                                       1
                                                                        --------

    122   [/] State the number of existing series for which
              additional units were registered under the Securities Act of 1933 during the current period.

                                                                        --------

    123   [/] State the total value of the additional units
              considered in answering item 122 ($000's omitted).


                                                                        --------

    124   [/] State the total value of units of prior series that
              were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted).

                                                                        --------

    125   [/] State the total dollar amount of sales loads
              collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted).

                                                                        --------

    126 Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)

                                                                        --------

    127 List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                             Number of   Total Assets     Total Income
                                               Series       ($000's      Distributions
                                             Investing      omitted)    ($000's omitted)
                                             ----------  -------------  ----------------
          A) U.S. Treasury direct issue
                                             ----------  -------------  ----------------
          B) U.S. Government Agency
                                             ----------  -------------  ----------------
          C) State and municipal tax-free
                                             ----------  -------------  ----------------
          D) Public utility debt
                                             ----------  -------------  ----------------
          E) Brokers or dealers debt or
               debt of brokers' or
               dealers' parent
                                             ----------  -------------  ----------------
          F) All other corporate
               intermed. & long-term
               debt
                                             ----------  -------------  ----------------
          G) All other corporate
               short-term debt
                                             ----------  -------------  ----------------
          H) Equity securities of
                brokers or dealers or
                parents of brokers or
                dealers
                                             ----------  -------------  ----------------
          I) Investment company
              equity securities                      1      $ 237,359           $ 4,679
                                             ----------  -------------  ----------------
          J) All other equity securities
                                             ----------  -------------  ----------------
          K) Other securities
                                             ----------  -------------  ----------------
          L) Total assets of all series
               of registrant                         1      $ 237,359           $ 4,679
                                             ==========  =============  ================

    128   [/] Is the timely payment of principal and interest on
              any of the portfolio securities held by any of
              Registrant's series at the end of the current
              period insured or guaranteed by an entity other
              than the issuer? (Y or N)
                                                                        --------
              [ If the answer is "N" (No), go to item 131.]

    129   [/] Is the issuer of any instrument covered in item 128
              delinquent or in default as to payment of principal
              or interest at the end of the current period? (Y or N)
                                                                        --------
              [ If the answer is "N" (No), go to item 131.]

    130   [/] In computations of NAV or offering price per unit,
              is any part of the value attributed to instruments
              identified in item 129 derived from insurance or
              guarantees? (Y or N)
                                                                        --------
    131   [ ] Total expenses incurred by all series of registrant
              during the current reporting period ($000's
              omitted)                                                  $ 2,945
                                                                        --------

    132   [/] List the "811" (Investment Company Act of 1940)
              registration number for all series of Registrant that are being included in this filing:

                                    811-08475